Filed electronically with the Securities and Exchange Commission on July 23, 1997

                                                               File No. 2-82632
                                                               File No. 811-3699
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      ----
         Post-Effective Amendment No.  14
                                      ----
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     18
                          ----

                                SCUDDER GNMA FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                              Thomas F. McDonough,
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

             X     on August 1, 1997 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on ________________________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on ________________________ pursuant to paragraph (a)(ii) of
          -------- Rule 485

If appropriate, check the following:

                   this post-effective amendment designates a new effective date -------- for a previously filed post-effective amendment

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on May 28, 1997.

                                SCUDDER GNMA FUND

        Calculation of Registration Fee under the Securities Act of 1933



           Title of Securities               Amount               Amount of
                  Being                 Being Registered         Registration
                Registered                 ----------               Fee (1)
                ----------                                       ----------
                Shares of                   2,423,677               $0.00
           Beneficial Interest,
              $.01 Par Value
            Scudder GNMA Fund

This Post-Effective Amendment No. 14, seeks to register additional shares of Scudder GNMA Fund under the Securities Act of 1933.

(1)  Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.


          (a)  Total number of shares redeemed
               during previous fiscal year                       8,599,344

          (b)  Total number of shares included in                    - 0 -
               (a) previously used under
               Rule 24e-2 this fiscal year

          (c)  Total number of shares included in                6,175,667
               (a) previously used under Rule
               24f-2(c) this fiscal year

          (d)  Total number of shares included in                2,423,677
               (a) being used to reduce maximum
               aggregate offering price in this
               Post-Effective Amendment

                                SCUDDER GNMA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------
        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser and Transfer agent
                                                      TRUSTEES AND OFFICERS
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                       gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax Information
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                      Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION -- Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                      Processing time, Minimum balances, Third party
                                                      transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 1

                                SCUDDER GNMA FUND
                                   (continued)
PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                       Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions and Portfolio
                                                       Turnover

       18.          Capital Stock and Other            DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                    Securities                         FUND ORGANIZATION

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                       Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 2

[Image]        Scudder GNMA Fund Profile
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     January 1, 1997

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder GNMA Fund seeks to provide high current income and safety of principal primarily from high-quality U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities.

     2. What Does The Fund Invest In?

     The Fund invests primarily (at least 65% of total assets) in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA). These guarantees, which apply only to principal and interest, are supported by the full faith and credit of the U.S. Government. Up to 35% of the Fund's total assets may be held in cash, cash equivalents, or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds. Principal payments received on the Fund's mortgage-backed securities will be reinvested in other securities.

     3. What Are The Risks Of Investing In The Fund?

     The government guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. These guarantees do not apply to the value or yield of the Fund's mortgage-backed securities or to the value of Fund shares which will vary in response to interest rate fluctuations and other market and credit factors such as changes in the supply and demand for mortgage-backed securities. You incur principal risk when you invest, because your shares, when sold, may be worth more or less than what you paid for them.

     GNMA mortgage-backed securities are backed by pools of individual mortgages. Mortgage borrowers have the right to prepay their mortgages at any time. A decline in interest rates may lead to a faster rate of prepayment and expose the Fund to a lower rate of return upon reinvestment. The prepayment right will also tend to limit any increase in net asset value of the Fund since the value of mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of long-term, non-callable bonds.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking high current income and:

        o a high current yield comparable to those of high quality bonds with long maturities,
        o are interested in less share price volatility than longer-term bonds, and
        o can tolerate fluctuations in share price.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder GNMA Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended March 31, 1996.

       Investment management fee                          0.62%

       12b-1 fees                                         None

       Other expenses                                     0.32%
                                                          -----

       Total Fund operating expenses                      0.94%
                                                          =====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $ 30              $52               $115

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on December 31, 1996 was 6.27%.

               THE PRINTED DOCUMENT CONTAINED A BAR CHART HERE

               BAR CHART TITLE: Total returns for years ended December 31:
               BAR CHART DATA:  Below

                         1987               1.48%
                         1988               6.81
                         1989              12.84
                         1990              10.14
                         1991              15.01
                         1992               6.96
                         1993               6.00
                         1994              -3.11
                         1995              16.57
                         1996               4.20

                 The Fund's Average Annual Total Return for the
                         period ended December 31, 1996

                  One Year           4.20%
                  Five Years         5.94%
                  Ten Years          7.53%

     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process.

     Lead Portfolio Manager David H. Glen joined the Fund's portfolio management team in 1985 and is responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio. Mr. Glen has 16 years of experience in finance and investing, 14 with Scudder. Mark S. Boyadjian, Portfolio Manager, joined the team in 1995, and contributes his eight years' experience managing fixed-income securities. Mr. Boyadjian has been with Scudder since 1989.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     Dividends are declared daily and distributed monthly. Capital gain distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Dividends will not qualify for the dividends-received deduction for corporations because the Fund's income generally will not consist of dividends paid by U.S. corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

[Image]        Scudder GNMA Fund Profile                    [Image]
---------------------------------------------------------------------------

     The fund profile, a supplement to the full prospectus, is designed as an easy-to-read summary of fund risks, fees, and objectives. You can click on any question to link to the Fund's prospectus and get more information on that topic. Or, if you wish, you can proceed directly to the Fund's prospectus. Once you have read the prospectus and considered your investment goals, you can proceed to a Scudder Funds application.
     ----------------------------------------------------------------------

     Fund Profile
     April 1, 1997

     ----------------------------------------------------------------------

     1. What Are The Fund's Objectives?

     Scudder GNMA Fund seeks to provide high current income and safety of principal primarily from high-quality U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities.

     2. What Does The Fund Invest In?

     The Fund invests primarily (at least 65% of total assets) in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA). These guarantees, which apply only to principal and interest, are supported by the full faith and credit of the U.S. Government. Up to 35% of the Fund's total assets may be held in cash, cash equivalents, or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds. Principal payments received on the Fund's mortgage-backed securities will be reinvested in other securities.

     3. What Are The Risks Of Investing In The Fund?

     The government guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. These guarantees do not apply to the value or yield of the Fund's mortgage-backed securities or to the value of Fund shares which will vary in response to interest rate fluctuations and other market and credit factors such as changes in the supply and demand for mortgage-backed securities. You incur principal risk when you invest, because your shares, when sold, may be worth more or less than what you paid for them.

     GNMA mortgage-backed securities are backed by pools of individual mortgages. Mortgage borrowers have the right to prepay their mortgages at any time. A decline in interest rates may lead to a faster rate of prepayment and expose the Fund to a lower rate of return upon reinvestment. The prepayment right will also tend to limit any increase in net asset value of the Fund since the value of mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of long-term, non-callable bonds.

     4. For Whom Is This Fund Appropriate?

     You may wish to consider this Fund if you are seeking high current income and:

        o a high current yield comparable to those of high quality bonds with long maturities,
        o are interested in less share price volatility than longer-term bonds, and
        o can tolerate fluctuations in share price.

     5. What Are The Fund's Expenses And Fees?

     There are two kinds of expenses that a shareholder may incur, directly or indirectly, by investing in a mutual fund. These types of expenses, as they relate to Scudder GNMA Fund are:

       Shareholder transaction expenses --
       Expenses charged directly to your account for various transactions.

       Sales Commission                                   None

       Commissions to Reinvest Dividends                  None

       Redemption Fee                                     None

       Exchange Fee                                       None

       Annual Fund operating expenses --
       Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets. Figures below are for the fiscal year ended March 31, 1996.

       Investment management fee                          0.62%

       12b-1 fees                                         None

       Other expenses                                     0.32%
                                                          -----

       Total Fund operating expenses                      0.94%
                                                          =====

       Example:
       Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:

       1 Year         3 Years           5 Years           10 Years

       $10            $ 30              $52               $115

     This example assumes reinvestment of all dividends and distributions and that the total Fund operating expenses listed above remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown. Please note that there is a $5 service fee if you request redemption proceeds via wire.

     6. How Has The Fund Performed Historically?

     This chart shows how the Fund has performed over the past 10 years, assuming reinvestment of all distributions. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate. The Fund's 30-day net annualized SEC yield on March 31, 1997 was 6.63%.

               THE PRINTED DOCUMENT CONTAINED A BAR CHART HERE

               BAR CHART TITLE: Total returns for years ended December 31:
               BAR CHART DATA:  Below

                         1987               1.48%
                         1988               6.81
                         1989              12.84
                         1990              10.14
                         1991              15.01
                         1992               6.96
                         1993               6.00
                         1994              -3.11
                         1995              16.57
                         1996               4.20

                 The Fund's Average Annual Total Return for the
                         period ended March 31, 1997

                  One Year           4.81%
                  Five Years         6.15%
                  Ten Years          7.32%


     7. Who Manages The Fund?

     The Fund's investment adviser is Scudder, Stevens & Clark, Inc., a leading provider of U.S. and international investment management for clients throughout the world. The Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process.

     Lead Portfolio Manager David H. Glen joined the Fund's portfolio management team in 1985 and is responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio. Mr. Glen has 16 years of experience in finance and investing, 14 with Scudder. Mark S. Boyadjian, Portfolio Manager, joined the team in 1995, and contributes his eight years' experience managing fixed-income securities. Mr. Boyadjian has been with Scudder since 1989.

     8. How Can I Invest?

     To make it easy for you to open an account, you may invest by mail, phone, fax, or in person. The minimum initial investment is $2,500 ($1,000 for IRAs), except that shareholders may open a regular account with a minimum of $1,000 if an investment program of at least $100/month is established. A shareholder with a non-fiduciary account who maintains an account balance of less than $2,500 without establishing an investment program, may be assessed an annual fee of $10.00, payable to the Fund. You may also exchange Fund shares free of charge within the Scudder Family of Funds.

     9. How Can I Redeem Shares?

     You may redeem shares at the current share price on any business day by telephone, fax, or mail.

     10. When Are Distributions Made?

     Dividends are declared daily and distributed monthly. Capital gain distributions, if any, will be made in November or December. You may elect to receive distributions in cash or have them reinvested in additional shares of the Fund.

     Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Dividends will not qualify for the dividends-received deduction for corporations because the Fund's income generally will not consist of dividends paid by U.S. corporations.

     11. What Services Does Scudder Provide?

     As a shareholder, you'll enjoy:

        o professional service from representatives who can answer your questions and execute your transactions
        o automated toll-free touchtone access to account information, share prices and yields, and to perform transactions
        o Scudder's quarterly shareholder newsletter, Scudder Perspectives
        o regular, informative reports about the performance of your Fund

     [Image]

     ----------------------------------------------------------------------
     [Image]Scudder wants you to make informed investment decisions. This Fund Profile contains key information about the Fund. If you would like more information before you invest, please consult the Fund's accompanying prospectus. For details about the Fund's holdings or recent investment strategies, please review the Fund's most recent annual or semiannual report. The reports are free and may be ordered by calling 1-800-225-2470.

     ----------------------------------------------------------------------
     Contact Scudder

Scudder
GNMA
Fund


Prospectus

August 1, 1997


This prospectus sets forth concisely the information about Scudder GNMA Fund, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated August 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents -- see page 4.


NOT FDIC-INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

A pure no-load(TM) (no sales charges) mutual fund which seeks high current income primarily from U.S. Government guaranteed mortgage-backed ("Ginnie Mae") securities.

Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder GNMA Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.


     Sales commissions to purchase shares (sales load)    NONE
     Commissions to reinvest dividends                    NONE
     Redemption fees                                      NONE*
     Fees to exchange shares                              NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1997.

     Investment management fee                            0.62%
     12b-1 fees                                            NONE
     Other expenses                                       0.34%
                                                          ----
     Total Fund operating expenses                        0.96%
                                                          ====


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


     1 Year          3 Years       5 Years          10 Years
     ------          -------       -------          --------
       $10             $31           $53              $118


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                 Years Ended March 31,
                                1997    1996     1995     1994(c)     1993      1992     1991    1990     1989     1988
 ----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning    ----------------------------------------------------------------------------------------
    of period ............... $14.54  $14.07  $14.33    $15.52     $15.07    $14.80    $14.22  $13.87  $14.61   $15.44
                               ----------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment income ......    .93     .94     .93      1.12       1.29      1.24      1.23    1.26    1.28     1.30
 Net realized and unrealized
    gain (loss) on investment
    transactions ............   (.25)    .47    (.26)    (1.19)       .45       .27       .58     .35    (.74)    (.83)
 Total from investment         ----------------------------------------------------------------------------------------
    operations ..............    .68    1.41     .67      (.07)      1.74      1.51      1.81    1.61     .54      .47
                               ----------------------------------------------------------------------------------------
 Less distributions from:
    Net investment income ...   (.93)   (.94)   (.92)    (1.12)     (1.29)    (1.24)    (1.23)  (1.26)  (1.28)   (1.30)
 Net realized gains on
    investment transactions .     --      --      --        --         --        --        --      --      --       --(a)
 Tax return of capital ......     --      --    (.01)       --         --        --        --      --      --       --
                               ----------------------------------------------------------------------------------------
 Total distributions ........   (.93)   (.94)   (.93)    (1.12)     (1.29)    (1.24)    (1.23)  (1.26)  (1.28)   (1.30)
                               ----------------------------------------------------------------------------------------
 Net asset value, end of       ----------------------------------------------------------------------------------------
    period .................. $14.29  $14.54  $14.07    $14.33     $15.52    $15.07    $14.80  $14.22  $13.87   $14.61
 ----------------------------------------------------------------------------------------------------------------------
 Total Return (%) ...........   4.81   10.20    4.94      (.64)     11.91     10.48     13.26   11.86    3.81     3.47
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) ............    383     425     429       544        597       350       264     251     242      251
 Ratio of operating expenses
    to average daily net
    assets (%) ..............    .96     .94     .95       .87        .93       .99      1.04    1.05    1.04     1.04
 Ratio of net investment
    income to average net
    assets (%) ..............   6.44    6.45    6.65      7.35       8.36      8.24      8.49    8.74    8.95     8.93
 Portfolio turnover rate (%).  188.0   157.8   220.5(b)   272.1(b)   87.3(b)   87.1(b)   52.1    71.3   128.4     92.1


(a) Distributions from net realized gains were less than 3/10 of $.01 per share.
(b) The significant increase in the portfolio turnover rate for the year ended March 31, 1994 is primarily attributable to prepayments. The portfolio turnover rates including mortgage dollar roll transactions were 255.4%, 392.5%, 356.8%, and 147.0%, for the periods ended March 31, 1995, 1994,
     1993, and 1992, respectively.
(c) Per share amounts have been calculated using weighted average shares outstanding.

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                   /s/Daniel Pierce


Scudder GNMA Fund

     Investment objective


o high current income primarily from U.S. Government guaranteed mortgage-backed ("Ginnie Mae") securities.


     Investment characteristics

o    high quality investments

o    convenient participation in the mortgage-backed securities market

o portfolio securities with higher income than normally available from U.S. Treasury securities of comparable maturities

o historically higher, more stable income than normally available from money market funds, but greater fluctuations in net asset value due to changes in interest rates

o historically more price stability than long-term bonds, but greater fluctuations in income due to shorter effective maturities

o    dividends declared daily and distributed monthly


Contents


Investment objectives and policies                     5
Why invest in the Fund?                                6
Additional information about policies
   and investments                                     6
Distribution and performance information               9
Fund organization                                     10
Transaction information                               10
Shareholder benefits                                  14
Purchases                                             16
Exchanges and redemptions                             17
Investment products and services                      19
How to contact Scudder                        Back cover

Investment objectives and policies


Scudder GNMA Fund (the "Fund"), a diversified, open-end management investment company, seeks high current income primarily from U.S. Government guaranteed mortgage-backed securities.


The Fund invests primarily in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. These guarantees do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares which will vary in response to interest rate fluctuations and other market and credit factors. In addition, the Fund may invest in bills, notes and bonds issued by the U.S. Treasury. Income from U.S. Government mortgage-backed securities may be lower than that from longer-term lower quality securities.

The market value of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.


Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.


Characteristics of GNMA securities

GNMA mortgage-backed securities are backed by pools of individual mortgages. Mortgage borrowers have the right to prepay their mortgages at any time. A decline in interest rates may lead to a faster rate of prepayment and expose the Fund to a lower rate of return upon reinvestment. The prepayment right will also tend to limit any increase in net asset value of the Fund since the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of long-term, non-callable bonds.

Principal payments received on the Fund's mortgage-backed securities will be reinvested by the Fund in other securities. Such securities may have a higher or lower yield than the mortgage-backed securities already held by the Fund, depending on market conditions.

Investments


Under normal conditions at least 65% of the Fund's total assets are invested in GNMA securities. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds. When the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest its assets without limit in short-term U.S. Government obligations. It is impossible to accurately predict for how long such alternate strategies may be utilized.

The Fund may invest in when-issued securities, zero coupon securities, and may enter into dollar roll transactions and repurchase agreements fully secured by U.S. Government obligations. The Fund may also engage in strategic transactions, as described below. More information about these investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

Ginnie Maes are one of the dominant securities on the mortgage-backed securities market today and the only mortgage-backed securities backed by the full faith and credit of the U.S. Government. GNMA mortgage-backed securities are created from pools of government-guaranteed or insured (FHA and VA) mortgages originated by mortgage bankers, banks, and savings and loan associations. By insuring the timely payment of principal and interest to investors, GNMA eliminates the potential credit risks inherent in buying individual whole mortgages.

The standardization of the mortgage market has made it more accessible to a broader range of investors. While individuals are able to participate directly in the GNMA market, an initial investment of $25,000 or more is usually required. In addition, the investor who purchases GNMA mortgage-backed securities directly must deal with the problem of monthly reinvestment of small principal repayments and interest as well as a relatively illiquid secondary market for small holdings of mortgage-backed securities.


Scudder GNMA Fund provides individuals as well as institutional investors with an easy way to invest in the mortgage-backed securities market. Its dividends from investment income, which are declared daily and distributed monthly, can be automatically reinvested into additional shares of the Fund.


Advantages of GNMA securities

GNMA mortgage-backed securities offer three important advantages to investors:

o    Full Faith and Credit Backing of the U.S. Government

o    High Current Income

o    Secondary Market Liquidity

GNMA mortgage-backed securities generally offer high current yields comparable to those of high quality bonds with long maturities. While many bonds repay principal only at maturity, GNMA securities repay principal each month. This means that GNMA securities will have a shorter effective maturity than other bonds with similar stated final maturities and therefore under normal market conditions, less price volatility than longer-term bonds.

As the size of the mortgage-backed securities market has grown and investors have become more familiar with these securities, the secondary market for mortgage-backed securities has expanded.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Portfolio turnover rate

Recent economic and market conditions have necessitated more active trading, resulting in a higher portfolio turnover rate for the Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, the Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee, or alternatively, a lower price for the security upon its repurchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy securities.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase them at a specified time and price.


Zero coupon securities

The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their maturity value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their maturity value.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. Dollar roll transactions necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Dividends will not qualify for the dividends-received deduction for corporations because the Fund's income generally will not consist of dividends paid by U.S. corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund.

Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder GNMA Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust in March 1983 but did not commence operations until 1985.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


For the fiscal year ended March 31, 1997, the Adviser received an investment management fee of 0.62% of the Fund's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's Custodian.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.


To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for most retirement plan accounts. However, "AutoBuy" transactions are available for Scudder IRA accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions


Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the Internal Revenue Service or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder GNMA Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager Mark S. Boyadjian joined the team in 1995, and is responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio. Mr. Boyadjian has been with Scudder since 1989 and has nine years' experience managing fixed-income securities. Scott S. Anthony, Portfolio Manager, joined the team in 1997 and is also responsible for implementing the Fund's strategy. Mr. Anthony, who joined Scudder in 1991 as a registered representative, has worked as an account administrator and assistant portfolio manager for Scudder Global Bond Group since 1994.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.


T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


Purchases


 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.


                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

 -----------------------------------------------------------------------------------------------------------------------

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks          o  By Mail              Send a check with a Scudder investment slip, or with a
 payable to "The                              letter instruction including your account number and the
 Scudder Funds."                              complete Fund name, to the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.


                     o  In Person            Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.


                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions deductions from your bank
                        ($50 minimum)        checking account. Please call 1-800-225-5163  for more
                                             information and an enrollment form.



Exchanges and redemptions


Exchanging         Minimum investments: $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts


                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------



 Redeeming        o By Telephone      To speak with a service representative, call 1-800-225-5163
 shares                               from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM),
                                      Scudder's Automated Information Line, call 1-800-343-2890
                                      (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to
                                      $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.


                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.


                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                     Plan


Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.


o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.


o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.


o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.


o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series**
  Scudder Government Money Market Series**

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series**
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. **Institutional class of shares is not available in all states and does not have exchange privileges. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions
                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*        Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA
         02061--Member NASD/SIPC.

                                SCUDDER GNMA FUND



                      A Pure No-Load(TM) (No Sales Charges)
                          Diversified Mutual Fund Which
                            Seeks High Current Income
                         Primarily from U.S. Government
              Guaranteed Mortgage-backed ("Ginnie Mae") Securities






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1997



--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder GNMA Fund dated August 1, 1997, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.



                                              TABLE OF CONTENTS
                                                                                                                    Page

 THE FUND'S INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objectives and Policies...................................................................1
         Investments and Investment Techniques........................................................................2
         Investment Restrictions......................................................................................9

PURCHASES............................................................................................................12
         Additional Information About Opening An Account.............................................................12
         Additional Information About Making Subsequent Investments by AutoBuy.......................................12
         Checks......................................................................................................13
         Wire Transfer of Federal Funds..............................................................................13
         Share Price.................................................................................................13
         Share Certificates..........................................................................................13
         Other Information...........................................................................................13

EXCHANGES AND REDEMPTIONS............................................................................................14
         Exchanges...................................................................................................14
         Redemption by Telephone.....................................................................................15
         Redemption by AutoSell......................................................................................15
         Redemption by Mail or Fax...................................................................................16
         Other Information...........................................................................................16

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................17
         The Pure No-Load(TM) Concept................................................................................17
         Internet access.............................................................................................18
         Dividend and Capital Gain Distribution Options..............................................................19
         Diversification.............................................................................................19
         Scudder Funds Centers.......................................................................................19
         Reports to Shareholders.....................................................................................19
         Transaction Summaries.......................................................................................19

THE SCUDDER FAMILY OF FUNDS..........................................................................................19

SPECIAL PLAN ACCOUNTS................................................................................................24
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals..............................................................................24
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........24
         Scudder IRA:  Individual Retirement Account.................................................................24
         Scudder 403(b) Plan.........................................................................................25
         Automatic Withdrawal Plan...................................................................................25
         Group or Salary Deduction Plan..............................................................................26
         Automatic Investment Plan...................................................................................26
         Uniform Transfers/Gifts to Minors Act.......................................................................26

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................26

PERFORMANCE INFORMATION..............................................................................................27
         Average Annual Total Return.................................................................................27
         Cumulative Total Return.....................................................................................27
         Total Return................................................................................................28
         Yield.......................................................................................................28
         Comparison of Fund Performance..............................................................................28

FUND ORGANIZATION....................................................................................................32

                                        i

                                        TABLE OF CONTENTS (continued)
                                                                                                                    Page

INVESTMENT ADVISER...................................................................................................32
         Personal Investments by Employees of the Adviser............................................................35

TRUSTEES AND OFFICERS................................................................................................35

REMUNERATION.........................................................................................................37
         Responsibilities of the Board--Board and Committee Meetings.................................................37
         Compensation of Officers and Trustees.......................................................................37

DISTRIBUTOR..........................................................................................................38

TAXES................................................................................................................39

PORTFOLIO TRANSACTIONS...............................................................................................42
         Brokerage Commissions.......................................................................................42
         Portfolio Turnover..........................................................................................42

NET ASSET VALUE......................................................................................................43

ADDITIONAL INFORMATION...............................................................................................44
         Experts.....................................................................................................44
         Shareholder Indemnification.................................................................................44
         Other Information...........................................................................................44

FINANCIAL STATEMENTS.................................................................................................45

                                       ii


                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

            (See "Investment objectives and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

         Scudder GNMA Fund (the "Fund" or "Trust") is a pure no-load(TM) diversified, open-end management investment company. It is a company of the type commonly known as a mutual fund.

General Investment Objectives and Policies


         Scudder GNMA Fund, a diversified, open-end management investment company, seeks high current income primarily from U.S. Government guaranteed mortgage-backed securities. The Fund invests primarily in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. These guarantees do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares which will vary in response to interest rate fluctuations and other market and credit factors.

         The market value of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities. Income from U.S. Government mortgage-backed securities may be lower than that from longer-term lower quality securities.

         The Fund may make long-term investments but may also invest in short- and intermediate-maturity investments and may engage in strategic transactions. Under certain market conditions, these strategies may reduce current income. At any time, the Fund may have a substantial portion of its assets in securities of a particular type or maturity. The Fund may invest in U.S. Treasury bills, notes, and bonds; GNMA securities; options on such securities; futures contracts; repurchase agreements fully secured by U.S. Government obligations; dollar rolls; zero coupon securities; when-issued securities; and cash equivalents.


         Some investors may view the Fund as an alternative to a bank certificate of deposit ("CD"). While an investment in the Fund is not federally insured, and there is no guarantee of price stability, an investment in the Fund--unlike a CD--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties, and may provide a higher yield.


         At least 65% of the Fund's total assets will be invested in mortgage-backed securities issued or guaranteed by GNMA (which are backed by the full faith and credit of the U.S. Government). Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government. As used in this Statement of Additional Information, the term "U.S. Government securities" refers to the following securities: (1) securities issued and backed by the full faith and credit of the U.S. Government, including U.S. Treasury bills, notes and bonds; and (2) securities issued by an agency or instrumentality of the U.S. Government and backed by the full faith and credit of the U.S. Government, including but not limited to securities of the Export-Import Bank of the United States, the General Services Administration and the Washington Metropolitan Area Transit Authority.

         During periods which, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), require defensive investing, the Fund may temporarily invest its assets without limit in short-term U.S. Government obligations. It is impossible to accurately predict for how long such alternate strategies may be utilized. The securities in which the Fund may invest are further described under "Investment objectives and policies" and "Additional information about policies and investments" in the Fund's prospectus.


         The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objectives will be achieved. Except as otherwise noted, the Fund's investment objectives and policies may be changed by the Board of Trustees without a vote of the shareholders.

Investments and Investment Techniques

GNMA Mortgage-Backed Securities ("GNMAs"). GNMAs are mortgage-backed securities representing pro rata ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). A "pool", or group of mortgages, is assembled and after being approved by GNMA, a U.S. Government agency within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

         As mortgage-backed securities, GNMAs differ from many bonds in that principal is paid back by the borrower over the life of the security rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal, including prepayments, are passed through to the holder of the security (in this case, the Fund).

         The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may result in capital losses to the Fund if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Adviser, in determining the relative attractiveness of GNMAs compared to alternative fixed-income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

Dollar Roll Transactions. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation from the counterparty as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee or alternatively, a lower price for the security upon its repurchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.


         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase as well as on the segregated assets.


         Dollar rolls are treated for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives either a fee or alternatively, a lower price for the security upon its repurchase as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Fund have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holders of the underlying U.S. Government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells. (See "TAXES.")

When-Issued Securities. The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account with the Fund's custodian in which it will maintain cash, U.S. Government securities and other high grade debt obligations equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. The Fund will not enter into such transactions for leverage purposes.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's ("S&P").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with unsecured debt obligations purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities, including U.S. Treasury and agency securities (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the
Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.



Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or a convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, unless and to the extent permitted by exemptive order of the SEC, the Fund may not:

         1. with respect to 75% of the value of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

         2. borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         3. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         4. act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with disposition of portfolio securities of the Fund;

         5. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and policies may be deemed to be loans;

         6. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Fund provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

         7. purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

         The Fund has made an undertaking with the SEC that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         The Fund will not as a matter of nonfundamental policy:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 of 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within seven days.

         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

         (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

         (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (k) borrow money in excess of 5% of its total assets (taken at market value), except for temporary or emergency purposes, or borrow other than from banks; however, in the case of reverse repurchase agreements, the Fund may invest in such agreements with other than banks subject to total asset coverage of 300% for such agreements and all borrowing;

         (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

         (m)      purchase or sell real estate limited partnership interests; or

         (n) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.


Additional Information About Making Subsequent Investments by AutoBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for most retirement plan accounts. However, AutoBuy transactions are available for Scudder IRA accounts.


         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a Fund shareholder, the Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds


         To purchase shares of the Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m., eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the purchase order in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to any person, and may suspend or terminate the offering of shares of the Fund at any time.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status) may be returned to the investor if a correct certified tax identification number and certain other required certificates are not supplied.

         The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

      (See "Exchanges and redemptions" and "Transaction information" in the
                              Fund's prospectus.)

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information--Signature guarantees" in the Fund's prospectus.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone


         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.


         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.

Redemption by AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with a signature guarantee.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of the redemption or repurchase. The Fund does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.


         If transactions at any time reduce a shareholder's account balance in the Fund to below $2,500 in value, the Fund may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Fund will redeem all shares and close the account sending redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Fund. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.


                    FEATURES AND SERVICES OFFERED BY THE FUND

    (See "Shareholder benefits" and "Scudder tax-advantaged retirement plans"
                           in the Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


                                Scudder                                  Load Fund with 0.75%   No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund          12b-1 Fee          0.25% 12b-1 Fee
------------------------------------------------------------------------------------------------------------------
          10                  $ 25,937               $ 23,733               $ 24,222               $ 25,354
------------------------------------------------------------------------------------------------------------------
          15                    41,772                 38,222                 37,698                 40,371
------------------------------------------------------------------------------------------------------------------
          20                    67,275                 61,557                 58,672                 64,282


         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your  investment  represents  an  interest  in  a  large,   diversified
portfolio  of  carefully  selected  securities.   Diversification  helps  reduce
investment risk.

Scudder Funds Centers

         Investors may visit any of the Centers maintained by Scudder Investor Services, Inc. listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.

Reports to Shareholders

         The Fund issues to its shareholders semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in most Scudder funds must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower. The minimum initial purchase required for the Cash Fund's Premium Shares is $25,000 and subsequent purchases must be for $1,000 or more. The minimum initial required purchase for each Fund's Managed Shares is $100,000 and subsequent purchases must be for $1,000 or more. The minimum initial purchase required for a Fund's Institutional Shares is $1,000,000 and there is no minimum subsequent purchase. Please see the respective prospectuses for these classes of shares for further information regarding minimum balance requirements.


MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.


         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder  High  Yield Bond Fund seeks to provide a high level of current
         income  and,  secondarily,   capital  appreciation  through  investment
         primarily in below investment grade domestic debt securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.


         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE


         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in municipal securities.


         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.


         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

----------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH


         Scudder Classic Growth Fund seeks long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

----------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in equity securities of large U.S. growth companies.

         Scudder Large Company  Value Fund seeks to maximize  long-term  capital
         appreciation   through  a  broad  and   flexible   investment   program
         emphasizing common stocks.


         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio will, under normal market conditions, invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of international and global Scudder Funds.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds.


                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.


         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

------------------ -------------------------------------------------------------
    Starting                           Annual Rate of Return
    Age of         -------------------------------------------------------------
  Contributions               5%                  10%                 15%
------------------ -------------------------------------------------------------
       25                 $253,680             $973,704          $4,091,908
       35                  139,522              361,887             999,914
       45                   69,439              126,005             235,620
       55                   26,414               35,062              46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

------------------------------------------------------------------------------

    Starting                             Annual Rate of Return
     Age of                    -----------------------------------------------
  Contributions                5%                   10%               15%
------------------------------------------------------------------------------
       25                  $119,318              $287,021          $741,431
       35                    73,094               136,868           267,697
       45                    40,166                59,821            90,764
       55                    16,709                20,286            24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the

Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust, of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust, and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust, reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust, reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be able to claim a credit against their federal income tax liability. (See "TAXES.")

         If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         Dividends will be declared daily and distributions of net investment income will be made monthly. Distributions of net short-term and net long-term realized capital gains will be made in November or December to prevent application of a federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year, the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

 (See "Distribution and performance information--Performance information" in the
                              Fund's prospectus.)

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and for the life of the Fund ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                T = (ERV/P)1/n - 1
         Where:

                  P    =   a hypothetical initial investment of $1,000
                  T    =   Average Annual Total Return
                  n    =   number of years
                  ERV  =   ending  redeemable  value:  ERV is the value, at the
                           end of the applicable period,  of a hypothetical
                           $1,000 investment made at the beginning of the applicable period


          Average Annual Total Return for Periods ended March 31, 1997

                                       One Year   Five Years    Ten Years

             Scudder GNMA Fund          4.81%       6.15%         7.32%


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                                C = (ERV/P)-1
         Where:

                  C    =   Cumulative Total Return
                  P    =   a hypothetical initial investment of $1,000
                  ERV  =   ending  redeemable  value:  ERV is the value, at the
                           end of the applicable period, of a hypothetical
                           $1,000 investment made at the beginning of the applicable period


                       Cumulative Total Return for Periods Ended March 31, 1997

                                            One Year   Five Years    Ten Years

                   Scudder GNMA Fund          4.81%      34.78%        102.62%


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Yield


         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


                                         YIELD = 2[(a-b/cd + 1)^6 - 1]
         Where:

                  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                  d  =  the maximum offering price per share on the last day of the period


         The 30-day SEC yield for Scudder GNMA Fund for the Period ended March 31, 1997 was 6.63%.


         Quotations of the Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance of the Fund. Average annual total return, cumulative total return and yield for the Fund will vary based on changes in market conditions and the level of the Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of the Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.


IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."


Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.


Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                                FUND ORGANIZATION

               (See "Fund organization" in the Fund's prospectus.)

         The Fund is a Massachusetts business trust established under the name Master Investment Services Tax Free Fund pursuant to a Declaration of Trust dated March 24, 1983. The Declaration of Trust was amended on April 5, 1985 to change the name of the Fund to Scudder Government Mortgage Securities Fund. The Declaration of Trust was further amended on December 3, 1987 to change the name of the Fund to Scudder GNMA Fund. The Fund had not commenced operations prior to 1985. On November 4, 1987, the par value of the shares of beneficial interest of the Fund was changed from no par value to $.01 par value per share. The Fund's authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation.
Shareholders have one vote for each share held.

         All shares issued and outstanding will be fully paid and nonassessable by the Fund, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series, although they have not exercised this authority. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

         The Trustees, at their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, or of changing the method of distribution of shares of the Fund.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her respective office.

                               INVESTMENT ADVISER

    (See "Fund organization -- Investment adviser" in the Fund's prospectus.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Fund. This organization is one of the most experienced investment management firms in the U.S. and currently manages over $6 billion in GNMA securities. The Adviser invests these assets not only for its mutual funds, but also for private and institutional clients, such as trusts, foundations, insurance companies, and corporate pension plans. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc. the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities,

Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. ("Scudder") and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA
InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts continual studies of the factors that affect the position of various industries, companies, and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists. However, the Adviser regards this information and material as an adjunct to its own research activities. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses by its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


         The Investment Management Agreement (the "Agreement") was approved by the shareholders on November 13, 1990, and last approved by the Trustees on August 13, 1996. The Agreement is dated November 14, 1990, and will continue in effect until September 30, 1997, and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on 60 days' written notice, and automatically terminates in the event of its assignment.


         Under the Agreement, the Adviser provides the Fund with continuing investment management consistent with the Fund's investment objectives, policies and restrictions and determines what securities will be purchased for the portfolio of the Fund, what portfolio securities will be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act, the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and restrictions as the Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to: preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Transfer Agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns, preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law and provides the Fund's office space and facilities.

         For these  services,  the Fund pays the  Adviser an annual fee equal to
0.65 of 1% on the first $200  million of the Fund's  average  daily net  assets,
0.60 of 1% on the next $300 million of such assets and 0.55 of 1% on such assets in excess of $500 million. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the fiscal years ended March 31, 1995, 1996, and 1997, the management fees incurred by the Fund to the Adviser amounted to $2,867,542, $2,688,700 and $2,532,357, respectively.


         Under the Agreement, the Fund is responsible for all its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including expenses of issuance, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


         The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS
                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name, Age and Address            Position with Fund          Principal Occupation**              Services, Inc.
---------------------            ------------------          ----------------------              --------------

Daniel Pierce (63)+*=            President and Trustee       Chairman of the Board and           Vice President,
                                                             Managing Director of Scudder,       Director and
                                                             Stevens & Clark, Inc.               Assistant Treasurer

David S. Lee (63)+*=             Vice President and Trustee  Managing Director of Scudder,       President,
                                                             Stevens & Clark, Inc.               Assistant Treasurer
                                                                                                 and Director

E. Michael Brown (57)+*          Trustee                     Managing Director of Scudder,       Assistant Treasurer
                                                             Stevens & Clark, Inc.

Dawn-Marie Driscoll (51)         Trustee                     Executive Fellow, Center for         --
4909 SW 9th Place                                            Business Ethics; President,
Cape Coral, FL                                               Driscoll Associates

George M. Lovejoy, Jr. (67)=     Trustee                     President and Director, Fifty         --
50 Congress Street                                           Associates
Suite 543
Boston, MA

Wesley W. Marple, Jr. (65)=      Trustee                     Professor of Business                --
413 Hayden Hall                                              Administration, Northeastern
360 Huntington Avenue                                        University, College of Business
Northeastern University                                      Administration
Boston, MA


                                       35

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name, Age and Address            Position with Fund          Principal Occupation**              Services, Inc.
---------------------            ------------------          ----------------------              --------------


Jean C. Tempel (54)              Trustee                     General Partner, TL Ventures          --
Ten Post Office Square
Suite 1325
Boston, MA

David H. Glen (40)+              Vice President              Managing Director of Scudder,        --
                                                             Stevens & Clark, Inc.

Jerard K. Hartman (64)#          Vice President              Managing Director of Scudder,         --
                                                             Stevens & Clark, Inc.

Thomas W. Joseph (58)+           Vice President              Principal of Scudder, Stevens &     Vice President,
                                                             Clark, Inc.                         Director, Treasurer
                                                                                                 and Assistant Clerk

Thomas F. McDonough (50)+        Vice President, Secretary   Principal of Scudder, Stevens &     Clerk
                                 and Assistant Treasurer     Clark, Inc.

Pamela A. McGrath (44)+          Vice President and          Managing Director of Scudder,        --
                                 Treasurer                   Stevens & Clark, Inc.

Edward J. O'Connell (51)#        Vice President and          Principal of Scudder, Stevens &     Assistant Treasurer
                                 Assistant Treasurer         Clark, Inc.

Kathryn L. Quirk (45)#           Vice President              Managing Director of Scudder,       Director, Senior
                                                             Stevens & Clark, Inc.               Vice President and
                                                                                                 Assistant Clerk




* Messrs. Lee, Pierce and Brown are considered by the Fund and its counsel to be persons who are "interested persons" of the Adviser or of the Fund (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lee, Lovejoy, Marple and Pierce are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+        Address:  Two International Place, Boston, Massachusetts
#        Address:  345 Park Avenue, New York, New York

         To the knowledge of the Trust, as of June 30, 1997, all Trustees and officers as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding shares of the Fund.

         Certain accounts for which the Adviser acts as investment adviser owned 1,724,820 shares in the aggregate, or 6.42% of the outstanding shares on June 30, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the best of the Fund's knowledge, as of June 30, 1997 no person owned beneficially (as so defined) more than 5% of the Fund's outstanding shares except as stated above.


         The Trustees and officers of the Fund also serve in similar capacities with other Scudder funds.

                                  REMUNERATION


Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees met nine times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of all such meetings.

Compensation of Officers and Trustees

         The Independent  Trustees receive the following  compensation  from the
Fund: as of July 1, 1997 a revised annual trustee's fee of $4,800; a revised fee of $200 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Fund and the Adviser or any affiliate of the Adviser; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance. For the year ended March 31, 1997, such fees aggregated $38,098.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

                                    Scudder
                Name               GNMA Fund               All Scudder Funds
                ----               ---------               -----------------

  Dawn-Marie Driscoll,                $9,500              $103,000 (16 funds)
  Trustee

  George M. Lovejoy, Jr.,             $9,500              $124,512 (13 funds)
  Trustee

  Wesley W. Marple, Jr.,              $9,500              $106,812 (16 funds)
  Trustee

  Jean C. Tempel,                     $9,200              $102,895 (16 funds)
  Trustee

         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR


         The Fund has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Fund's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1997, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 13, 1996.


         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay for all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

     (See "Distribution and performance information -- Dividends and capital gains distributions" and "Transaction information--Tax information, and Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         As a regulated investment company qualifying under Subchapter M of the Code, the Fund is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute, at least annually, all of its investment company taxable income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of Fund shares owned by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year (although investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year), and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         At March 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $29,207,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003, the expiration date.


         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Since no portion of the Fund's income is comprised of dividends from domestic corporations, none of the income distributions of the Fund are eligible for the deduction for dividends received by corporations.


         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on the shareholder's federal income tax return. Dividends declared in October, November or December with a record date in such a month are deemed to have been received by shareholders on December 31 if paid in January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income (up to $2,000 per individual for married couples if only one spouse has earned income) for any taxable year only if (i) neither the individual nor a spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and a spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution may nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) generally depends, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures and forward contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including listed options on debt securities and options on futures contracts), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, (and generally, on October 31 for purposes of the 4% excise tax) all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, foreign currency gain or loss from foreign currency-related forward contracts, certain futures contracts and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the

Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument will be reclassed to ordinary income.

         Subchapter M of the Code requires that the Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Certain options, futures and forward transactions of the Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities, and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

         The Fund is organized as a Massachusetts business trust and, provided that it qualifies as a regulated investment company for federal income tax purposes, is not liable for any income or franchise tax in the Commonwealth of Massachusetts.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by the shareholder, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor, which in turn places orders on behalf of the Fund with issuers, underwriters or other broker/dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.


         The Fund's purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. For the fiscal years ended March 31, 1997, 1996 and 1995, the Fund had no brokerage commissions or underwriting discounts.


         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers/dealers who supply market quotations to the Custodian for appraisal purposes; or who supply research, market and statistical information to the Fund or the Adviser and with the custodian, which has agreed to reduce its custodian fees in an amount normally equal to 1/2 of such commissions (provided such fees will not be reduced by more than 75%). The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees intend to review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. Within the past three years no such recapture has been effected.

Portfolio Turnover

         Fund   securities   may  be  sold  to  take   advantage  of  investment
opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads or commissions, they will be undertaken in an effort to improve the overall investment return of the Fund, consistent with the Fund's objectives. The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal years ended March 31, 1997 and 1996 were 188% and 157.8%, respectively.


         Recent economic and market conditions have necessitated more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

                                               NET ASSET VALUE


         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.


         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

         The Fund is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         The CUSIP number of the Fund is 810903-10-4.

         The Fund has a fiscal year end of March 31.

         Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The name "Scudder GNMA Fund" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated November 3, 1987, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of the Trust is on file at the Massachusetts Secretary of State's office in Boston, Massachusetts.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fees incurred by the Fund for the years ended March 31, 1997 and 1996 amounted to $112,508 and $95,411, respectively. Scudder Fund Accounting Corporation assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund on May 9, 1995.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a shareholder. The fees incurred by the Fund for the fiscal years ended March 31, 1997, 1996 and 1995 amounted to $601,383, $787,701 and $843,236, respectively.

         Scudder Trust Company, a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. The Fund pays Scudder Trust Company an annual fee of $29.00 per shareholder account. The Fund incurred fees of $176,074, $164,073 and $158,815 for the fiscal years ended March 31, 1997, 1996 and 1995, respectively.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated herein by reference and attached hereto on pages 8 through 17, inclusive, in the Annual Report to the Shareholders of the Fund dated March 31, 1997 and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
GNMA
Fund

Annual Report
March 31, 1997

Pure No-Load(TM)Funds

A pure no-load(TM) (no sales charges) mutual fund which seeks high current income and safety of principal primarily from GNMA ("Ginnie Mae") securities.

           Table of Contents

   2  In Brief
   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
   8  Investment Portfolio
   9  Financial Statements
  12  Financial Highlights
  13  Notes to Financial Statements
  17  Report of Independent Accountants
  20  Officers and Trustees
  21  Investment Products and Services
  22  Scudder Solutions


                                    In Brief


o Scudder GNMA Fund provided a 4.81% total return for the 12-month period ended March 31, 1997, outperforming the average 4.76% return of the 51 GNMA funds tracked by Lipper Analytical Services.

o At the close of the period, the majority of the Fund was invested in mortgage-backed securities with coupons in the 7.5% to 8.0% range. These securities represent newly issued mortgages, which are less likely to be refinanced than their higher-coupon counterparts, and afford the Fund some protection from prepayment risk.

o We expect steady to declining volatility in the mortgage-backed market, and believe that your fund is well positioned in the current economic environment.

                              2-SCUDDER GNMA FUND

                        Letter From the Fund's President

Dear Shareholders,

         We are pleased to present the annual report for Scudder GNMA Fund for the fiscal year ended March 31, 1997. This report covers a year of solid performance for your fund, which posted a 4.81% total return for the year and a 6.63% 30-day net annualized SEC yield as of March 31, 1997.

         The U.S. financial markets have been making headlines of late, and investors recently experienced turbulence unlike that which many of them had ever witnessed. Mortgage-backed securities were hit especially hard by the Federal Reserve's interest rate hike in March, but have since climbed to their highest levels in almost two years. Scudder GNMA Fund's value-oriented approach to investing in the GNMA sector of the market helped it to outperform its peers for the 12-month period. Although the Fund's share price and income will vary in response to changes in interest rates and other economic factors, the Fund invests in GNMA securities backed by the full faith and credit of the U.S. government. For those investors made uncomfortable by recent market volatility, Scudder GNMA Fund remains a high-quality vehicle for pursuing attractive income with safety of principal. Please refer to page 6 for a complete discussion of your fund's activities and annual performance.

         We are especially pleased to announce that Morningstar recently ranked the Scudder Family of Funds in the top 4 among 20 leading mutual fund companies for stability in management and conformity to investment style. We are proud of this achievement and will seek to maintain our reputation of consistent management and strong performance.

         Thank you for your investment in Scudder GNMA Fund. For more information on Scudder Fund products and services, please call our Investor Relations representatives at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,
     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder GNMA Fund

                              3-SCUDDER GNMA FUND

PERFORMANCE UPDATE as of March 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                     Total Return
Period    Growth    --------------
Ended       of                Average
3/31/97   $10,000  Cumulative  Annual
--------------------------------------
SCUDDER GNMA FUND
--------------------------------------
1 Year    $10,481       4.81%   4.81%
5 Year    $13,478      34.78%   6.15%
10 Year   $20,262     102.62%   7.32%

--------------------------------------
LEHMAN BROTHERS MORTGAGE GNMA INDEX
--------------------------------------
1 Year    $10,600      6.00%   6.00%
5 Year    $14,057     40.57%   7.04%
10 Year   $22,985    129.85%   8.67%
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED MONTH MARCH 31

SCUDDER GNMA FUND
Year            Amount
----------------------
'87            $10,000
'88            $10,347
'89            $10,741
'90            $12,041
'91            $13,607
'92            $15,034
'93            $16,824
'94            $16,716
'95            $17,542
'96            $19,332
'97            $20,262

LEHMAN BROTHERS MORTGAGE GNMA INDEX
Year            Amount
----------------------
'87            $10,000
'88            $10,633
'89            $11,231
'90            $12,841
'91            $14,630
'92            $16,351
'93            $18,205
'94            $18,410
'95            $19,563
'96            $21,685
'97            $22,985

The unmanaged Lehman Brothers Mortgage GNMA Index is a value-weighted measure of measure of all fixed-rate securities backed by mortgage pools of the GNMA. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.
-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED MARCH 31

                       1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                     -------------------------------------------------------------------------------
NET ASSET VALUE...   $ 14.61 $ 13.87 $ 14.22 $ 14.80 $ 15.07 $ 15.52 $ 14.33 $ 14.07 $ 14.54 $ 14.29
INCOME DIVIDENDS..   $  1.30 $  1.28 $  1.26 $  1.23 $  1.24 $  1.29 $  1.12 $   .93 $   .94 $   .93
FUND TOTAL
RETURN (%)........      3.47    3.81   11.86   13.26   10.48   11.91   -0.64    4.94   10.20    4.81
INDEX TOTAL
RETURN (%)........      6.31    5.62   14.33   13.96   11.77   11.34    1.13    6.26   10.84    6.00


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.



                              4-SCUDDER GNMA FUND

PORTFOLIO SUMMARY as of March 31, 1997
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
Government National
 Mortgage Association              97%
Cash & Equivalents, net             3%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Our strategy has been to
maintain a near-fully invested
position with a low cash balance.

--------------------------------------------------------------------------
GNMA COUPONS
--------------------------------------------------------------------------
7.0%                                3%
7.5%                               45%
8.0%                               37%
8.5%                                8%
9.0%                                1%
9.5%                                3%
Greater than 9.5%                   3%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The majority of the Fund was invested
in mortgage-backed securities with
coupons in the 7.5% to 8.0% range at
the close of the period, affording
some protection from prepayment risk.

--------------------------------------------------------------------------
EFFECTIVE MATURITY
--------------------------------------------------------------------------
Less than 1 year                    4%
1-5 years                           5%
5-10 years                         12%
Greater than 10 years              79%
--------------------------------------
                                  100%
--------------------------------------

WEIGHTED AVERAGE EFFECTIVE MATURITY:  9.4 YEARS

Our analysis indicates that portions
of the 30-year coupon sector should
perform well in the current environment.
-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 8. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                              5-SCUDDER GNMA FUND

                         Portfolio Management Discussion
Dear Shareholders,

We are pleased to present Scudder GNMA Fund's annual report, covering the 12-month period through March 31, 1997. For the fiscal year, Scudder GNMA Fund provided a 4.81% total return, outperforming the average 4.76% return of the 51 GNMA funds tracked by Lipper Analytical Services. The unmanaged Lehman Brothers GNMA Mortgage Index, the Fund's benchmark, posted a total return of 6.00% for the same period. The Fund's 30-day net annualized yield as of March 31 was 6.63%.

                                An Anxious Market

Investors kept a wary eye on the direction of interest rates throughout the Fund's fiscal year. On March 25th, the Federal Reserve raised short term interest rates by one quarter of a percentage point as a check against economic growth and potential accelerating inflation. The rate hike affected both stock and bond markets severely, taking the wind out of fixed-income securities and causing the S&P 500 Index to fall roughly 10%, erasing most of 1997's gains.

GNMA securities, which are backed by the full faith and credit of the U.S. government, are interests in pools of mortgages. Each month, principal and interest payments from the mortgage pools pass through to investors. If interest rates fall, homeowners tend to refinance and pay off their existing mortgages early, and mortgage-backed investors are forced to reinvest money at lower prevailing rates. If interest rates rise, while principal is typically prepaid more slowly, GNMA investors may receive lower returns as the result of price declines on previously issued securities with lower coupon rates. Thus, GNMA funds tend to perform best in low-volatility interest-rate environments.

During all but the very end of the fiscal year, steady to declining volatility in the GNMA market prevailed. Your Fund performed strongly versus both its Lipper peer group and other fixed-income investments. In fact, while Treasury bonds have produced a loss so far this year, mortgage-backed securities have proceeded to climb to their highest levels in almost two years.

                             Portfolio Construction

Scudder GNMA Fund seeks to provide high current income and safety of principal, and also emphasizes total returns. We strive to consistently outperform our benchmark index, the Lehman Brothers GNMA Mortgage Index, while controlling the Fund's exposure to risk by keeping its duration, or its price sensitivity to interest-rates, equal to that of the index.

Although the Fund lagged the overall GNMA market for the most recent 12-month period, we continue to implement strategies designed to help minimize risk and maximize returns. Keeping a close eye on the GNMA market's changing risk profile in different interest rate environments and using well defined subsets of our benchmark index as a guide, we construct a portfolio of securities that we believe are favorably priced in relation to their perceived risk. In other words, we seek to match the benchmark's overall exposure to interest rate risk while emphasizing subsections of the GNMA marketplace that we believe are mispriced.

During the fiscal year, the majority of the portfolio was made up of GNMA securities with 7.5% to 8% coupons. Securities with coupons in this range represent newly issued mortgages, which are less likely to be refinanced than their higher-coupon counterparts, and afford the Fund some protection from


                              6-SCUDDER GNMA FUND
prepayment risk. In addition to benefiting from steady to declining volatility, they offer a competitive yield while minimizing the risk of underperforming the overall GNMA market in a higher volatility environment. At the close of the period, approximately 80% of the Fund was invested in 7.5% to 8.0% coupon securities.

                               The Coming Months

In the coming months, we expect steady to declining volatility in the mortgage-backed market. Our analysis indicates that in this environment, the 7.5% and 8% coupon sectors should provide the most attractive performance. We plan to continue on our current course until we feel that the interest rate environment is no longer stable. The recent rise in interest rates has made prepayment risk even less of a threat than it had been for most of the year, and mortgages continue to offer attractive yields compared with other intermediate-term fixed-income investments. In fact, since the Fed's action at the end of March, investor sentiment that the Federal Reserve will not necessarily deem further interest rate hikes necessary has increased, and mortgage-backed securities have gained strength.

We believe Scudder GNMA Fund remains a high-quality vehicle for pursuing attractive income with safety of principal. Thank you for your continued interest in Scudder GNMA Fund.

Sincerely,

Your Portfolio Management Team

/s/David H. Glen                 /s/Mark Boyadjian

David H. Glen                    Mark Boyadjian


                               Scudder GNMA Fund:
                          A Team Approach to Investing

Scudder GNMA Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David H. Glen joined the Fund's portfolio management team in 1985 and is responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio. David has 17 years of experience in finance and investing, 15 with Scudder. Mark S. Boyadjian, Portfolio Manager, joined the team in 1995, and contributes his nine years' experience managing fixed-income securities. Mark has been with Scudder since 1989.


                              7-SCUDDER GNMA FUND

                    Investment Portfolio as of March 31, 1997

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at 6.375%
  to be repurchased at $10,452,851 on 4/1/97, collateralized by a                                                 ------------
  $10,442,000 U.S. Treasury Bond, 7.25%, 8/15/22 (Cost $10,451,000) ................          10,451,000            10,451,000
                                                                                                                  ------------
Government National Mortgage Association 97.0%*
------------------------------------------------------------------------------------------------------------------------------
7.0% with various maturities to 6/15/24 ............................................          12,463,529            11,950,416
7.5% with various maturities to 2/15/27 ............................................         170,398,525           166,936,028
8.0% with various maturities to 11/15/26 ...........................................         137,465,960           138,024,071
8.5% with various maturities to 11/15/26 ...........................................          28,588,333            29,320,334
9.0% with various maturities to 7/15/17 ............................................           2,597,847             2,762,470
9.5% with various maturities to 10/15/21 ...........................................          10,321,803            11,126,825
10.0% with various maturities to 12/15/20 ..........................................           6,355,197             6,975,415
10.5% with various maturities to 8/20/19 ...........................................             321,424               355,315
11.5% with various maturities to 1/15/16 ...........................................             877,048               994,712
12.0% with various maturities to 2/20/16 ...........................................           1,759,984             2,021,314
12.5% with various maturities to 10/20/13 ..........................................             176,063               204,287
13.0% with various maturities to 9/15/15 ...........................................             578,190               679,553
13.5% with various maturities to 8/15/14 ...........................................             159,739               188,819
15.0% with various maturities to 7/15/12 ...........................................              21,716                26,471
------------------------------------------------------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $377,010,019)                                                 371,566,030
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  % of
                                                                                               Net Assets
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio (Cost $387,461,019)(a) ..................................               99.7           382,017,030
Other Assets and Liabilities, Net ..................................................                 .3               991,134
                                                                                             -----------          ------------
Net Assets .........................................................................              100.0           383,008,164
                                                                                             ===========          ============

  (a) Cost for federal income tax purposes was $387,461,019. At March 31, 1997, net unrealized depreciation for all securities based on tax cost was $5,443,989. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,533,955 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,977,944.

    * The investments in mortgage-backed securities of the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in each of these issues which have similar coupon rates have been aggregated for presentation purposes in the Investment Portfolio. Effective maturities of these investments will be shorter than stated maturities due to prepayments.

    The accompanying notes are an integral part of the financial statements.


                              8-SCUDDER GNMA FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1997

 Assets
------------------------------------------------------------------------------------------------------------------------------
                  Investments, at market (identified cost $387,461,019) ................     $ 382,017,030
                  Cash .................................................................               714
                  Receivable on Fund shares sold .......................................           164,630
                  Interest receivable ..................................................         2,451,628
                  Other Assets .........................................................            12,954
                                                                                             ----------------
                  Total assets .........................................................       384,646,956
 Liabilities
------------------------------------------------------------------------------------------------------------------------------
                  Payable for Fund shares redeemed .....................................           656,834
                  Dividends payable ....................................................           586,424
                  Accrued management fee ...............................................           201,397
                  Other accrued expenses ...............................................           194,137
                                                                                             ----------------
                  Total liabilities ....................................................         1,638,792
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 383,008,164
                  -------------------------------------------------------------------------------------------
 Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Unrealized depreciation on investments ...............................        (5,443,989)
                  Accumulated net realized loss ........................................       (29,207,347)
                  Paid-in capital ......................................................       417,659,500
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 383,008,164
                  -------------------------------------------------------------------------------------------
 Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                  Net Asset value, offering and redemption price per share
                    ($383,008,164 / 26,796,857 outstanding shares of beneficial              ----------------
                    interest, $.01 par value, unlimited number of shares authorized) ...            $14.29
                                                                                             ----------------


    The accompanying notes are an integral part of the financial statements.


                               9-SCUDDER GNMA FUND

                             Statement of Operations
                            year ended March 31, 1997

 Investment Income
------------------------------------------------------------------------------------------------------------------------------
                  Income:
                  Interest ............................................................      $  30,038,351
                                                                                             -----------------
                  Expenses:
                  Management fee ......................................................          2,532,357
                  Services to shareholders ............................................            952,023
                  Trustees' fees and expenses .........................................             38,098
                  Custodian and accounting fees .......................................            175,959
                  Reports to shareholders .............................................             81,205
                  Legal ...............................................................             17,407
                  Auditing ............................................................             42,184
                  Registration fees ...................................................             27,337
                  Other ...............................................................             19,384
                                                                                             -----------------
                                                                                                 3,885,954
                  --------------------------------------------------------------------------------------------
                  Net investment income                                                         26,152,397
                  --------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments .........................................................         (2,458,641)
                  Futures .............................................................          2,900,537
                  Options .............................................................           (193,407)
                                                                                             -----------------
                                                                                                   248,489
                  Net unrealized depreciation during the period on investments ........         (7,140,110)
                  --------------------------------------------------------------------------------------------
                  Net loss on investment transactions                                           (6,891,621)
                  --------------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                       $  19,260,776
                  --------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                               10-SCUDDER GNMA FUND

                       Statements of Changes in Net Assets

                                                                                    Years Ended March 31,
 Increase (Decrease) in Net Assets                                                  1997             1996
------------------------------------------------------------------------------------------------------------------------------
                Operations:
                Net investment income .......................................    $26,152,397      $27,845,383
                Net realized gain from investment transactions ..............        248,489       12,134,372
                Net unrealized appreciation (depreciation) on investment
                transactions  during the period .............................     (7,140,110)       2,056,915
                                                                               ---------------- ----------------
                Net increase in net assets resulting from operations ........     19,260,776       42,036,670
                Distributions to shareholders from net investment income ....    (26,152,397)     (27,845,383)
                                                                               ---------------- ----------------
                Fund share transactions:
                Proceeds from shares sold ...................................     70,592,166       60,759,215
                Net asset value of shares issued to shareholders in
                  reinvestment of distributions .............................     18,819,045       19,805,541
                Cost of shares redeemed .....................................   (124,343,431)     (98,890,887)
                                                                               ---------------- ----------------
                Net decrease in net assets from Fund share transactions .....    (34,932,220)     (18,326,131)
                                                                               ---------------- ----------------
                Decrease in net assets ......................................    (41,823,841)      (4,134,844)
                Net assets at beginning of period ...........................    424,832,005      428,966,849
                                                                               ---------------- ----------------
                Net assets at end of period .................................   $383,008,164     $424,832,005
                                                                               ---------------- ----------------

 Other Information
------------------------------------------------------------------------------------------------------------------------------
                Increase (decrease) in Fund shares
                Shares outstanding at beginning of period ...................     29,220,534       30,493,920
                                                                               ---------------- ----------------
                Shares sold .................................................      4,875,126        4,154,677
                Shares issued to shareholders in reinvestment of
                  distributions .............................................      1,300,541        1,355,378
                Shares redeemed .............................................     (8,599,344)      (6,783,441)
                                                                               ---------------- ----------------
                Net decrease in Fund shares .................................     (2,423,677)      (1,273,386)
                                                                               ---------------- ----------------
                Shares outstanding at end of period .........................     26,796,857       29,220,534
                                                                               ---------------- ----------------


    The accompanying notes are an integral part of the financial statements.


                               11-SCUDDER GNMA FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                 Years Ended March 31,
                                1997    1996     1995     1994(c)     1993      1992     1991    1990     1989     1988
 ----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning    ----------------------------------------------------------------------------------------
    of period ............... $14.54  $14.07  $14.33    $15.52     $15.07    $14.80    $14.22  $13.87  $14.61   $15.44
                               ----------------------------------------------------------------------------------------
 Income from investment
    operations:
 Net investment income ......    .93     .94     .93      1.12       1.29      1.24      1.23    1.26    1.28     1.30
 Net realized and unrealized
    gain (loss) on investment
    transactions ............   (.25)    .47    (.26)    (1.19)       .45       .27       .58     .35    (.74)    (.83)
 Total from investment         ----------------------------------------------------------------------------------------
    operations ..............    .68    1.41     .67      (.07)      1.74      1.51      1.81    1.61     .54      .47
                               ----------------------------------------------------------------------------------------
 Less distributions from:
    Net investment income ...   (.93)   (.94)   (.92)    (1.12)     (1.29)    (1.24)    (1.23)  (1.26)  (1.28)   (1.30)
 Net realized gains on
    investment transactions .     --      --      --        --         --        --        --      --      --       --(a)
 Tax return of capital ......     --      --    (.01)       --         --        --        --      --      --       --
                               ----------------------------------------------------------------------------------------
 Total distributions ........   (.93)   (.94)   (.93)    (1.12)     (1.29)    (1.24)    (1.23)  (1.26)  (1.28)   (1.30)
                               ----------------------------------------------------------------------------------------
 Net asset value, end of       ----------------------------------------------------------------------------------------
    period .................. $14.29  $14.54  $14.07    $14.33     $15.52    $15.07    $14.80  $14.22  $13.87   $14.61
 ----------------------------------------------------------------------------------------------------------------------
 Total Return (%) ...........   4.81   10.20    4.94      (.64)     11.91     10.48     13.26   11.86    3.81     3.47
 Ratios and Supplemental Data
 Net assets, end of period
    ($ millions) ............    383     425     429       544        597       350       264     251     242      251
 Ratio of operating expenses
    to average daily net
    assets (%) ..............    .96     .94     .95       .87        .93       .99      1.04    1.05    1.04     1.04
 Ratio of net investment
    income to average net
    assets (%) ..............   6.44    6.45    6.65      7.35       8.36      8.24      8.49    8.74    8.95     8.93
 Portfolio turnover rate (%).  188.0   157.8   220.5(b)   272.1(b)   87.3(b)   87.1(b)   52.1    71.3   128.4     92.1


(a) Distributions from net realized gains were less than 3/10 of $.01 per share.
(b) The significant increase in the portfolio turnover rate for the year ended March 31, 1994 is primarily attributable to prepayments. The portfolio turnover rates including mortgage dollar roll transactions were 255.4%, 392.5%, 356.8%, and 147.0%, for the periods ended March 31, 1995, 1994,
     1993, and 1992, respectively.
(c) Per share amounts have been calculated using weighted average shares outstanding.


                               12-SCUDDER GNMA FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder GNMA Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the year ended March 31, 1997, the Fund purchased interest rate futures to manage the duration of the portfolio and sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period the Fund wrote call options on futures as a hedge against potential adverse price movements in the value of portfolio assets and purchased call options on futures to enhance potential gain.


                              13-SCUDDER GNMA FUND

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on a fixed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee, or alternatively, a lower price for the security upon its repurchase.

The counterparty receives all principal and interest payments, including prepayments, made in respect of the security while it is the holder. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $29,207,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003, the expiration date.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains


                              14-SCUDDER GNMA FUND
from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund if not distributed. Therefore, the Fund intends to distribute these amounts to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in mortgage backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to maturity.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1997, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $584,582,689 and $562,458,520, respectively. Purchases and sales of U.S. Government obligations aggregated $146,007,598 and $144,680,195, respectively.

The aggregate face value of futures contracts opened and closed during the year ended March 31, 1997 was $2,114,127,616.

In addition, the Fund wrote and closed written options on futures (premiums received $268,688).

                               C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.65% on the first $200,000,000 of average daily net assets, 0.60% on the next $300,000,000 of such net assets, and 0.55% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly.

The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended March 31, 1997, the fee pursuant to the Agreement amounted to $2,532,357, which was equivalent to an annualized effective rate of .62% of the Fund's average daily net assets.


                               15-SCUDDER GNMA FUND

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SSC aggregated $601,383 of which $50,115 is unpaid at March 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended March 31, 1997, the amount charged to the Fund by STC aggregated $176,074, of which $15,859 is unpaid at March 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1997, the amount charged to the Fund by SFAC aggregated $112,508 of which $8,809 is unpaid at March 31, 1997.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1997, Trustees' fees and expenses aggregated $38,098.


                              16-SCUDDER GNMA FUND

                        Report of Independent Accountants

To the Trustees and the Shareholders of Scudder GNMA Fund:

We have audited the accompanying statement of assets and liabilities of Scudder GNMA Fund, including the investment portfolio, as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder GNMA Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.

May 7, 1997


                               17-SCUDDER GNMA FUND

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                                  intentionally
                                   left blank.












                              18-SCUDDER GNMA FUND

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                                  intentionally
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                              19-SCUDDER GNMA FUND

                              Officers and Trustees


Daniel Pierce*
President and Trustee

David S. Lee*
Vice President and Trustee

E. Michael Brown*
Trustee

Dawn-Marie Driscoll
Trustee; Attorney and Corporate Director

George M. Lovejoy, Jr.
Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University, College of Business Administration

Jean C. Tempel
Trustee; General Partner,
TL Ventures

David H. Glen*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Kathryn L. Quirk*
Vice President



                        *Scudder, Stevens & Clark, Inc.



                              20-SCUDDER GNMA FUND

                        Investment Products and Services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust

Tax Free Money Market+
----------------------
   Scudder Tax Free Money Fund
   Scudder California Tax Free Money Fund*
   Scudder New York Tax Free Money Fund*

Tax Free+
---------
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund*
   Scudder Massachusetts Limited Term
      Tax Free Fund*
   Scudder Massachusetts Tax Free Fund*
   Scudder New York Tax Free Fund*
   Scudder Ohio Tax Free Fund*
   Scudder Pennsylvania Tax Free Fund*

U.S. Income
-----------
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
-------------
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income Fund

Asset Allocation
----------------
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
   Scudder Balanced Fund
   Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

  Growth
     Scudder Classic Growth Fund
     Scudder Large Company Growth Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
     Scudder Global Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Markets Growth Fund
     Scudder Gold Fund

  Regional
     Scudder Greater Europe Growth Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund

Retirement Programs
-------------------
   IRA
   SEP IRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan *+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentina Fund, Inc.
   The Brazil Fund, Inc.
   The First Iberian Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income Fund, Inc.
   Montgomery Street Income Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Fund, Inc.
   Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                              21-SCUDDER GNMA FUND

                                            Scudder Solutions

Convenient ways to invest, quickly and reliably
---------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    AutoBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is higher and       electronically debited from that account.
          fewer when it's lower, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit
          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
---------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
---------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                             AutoSell

          You designate the bank account, determine the schedule        Provides speedy access to your money by
          (as frequently as once a month) and amount of the             electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                       to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
---------------------------------------------------------------------------------------------------------------------------------

                              22-SCUDDER GNMA FUND

Mutual Funds and More -- Brokerage and Guidance Services:
---------------------------------------------------------------------------------------------------------------------------------

          Scudder Brokerage Services                                   Scudder Portfolio Builder

          Offers you access to a world of investments,                 A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus          you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual             as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides          using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies-with no          Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder                     Developed for investors who prefer the benefits of no-load
          shareholders can take advantage of a Scudder                 Scudder funds but want ongoing professional assistance in
          Brokerage account already reserved for them, with            managing a portfolio. Personal CounselSM is a highly
          no minimum investment. For information about                 customized, fee-based asset management service for
          Scudder Brokerage Services, call 1-800-700-0820.             individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Service, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
---------------------------------------------------------------------------------------------------------------------------------

Additional Information on How to Contact Scudder:
---------------------------------------------------------------------------------------------------------------------------------

          For existing account services and transactions               Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163                 The Scudder Funds
                                                                       P.O. Box 2291
          For establishing 401(k) and 403(b) plans                     Boston, Massachusetts
          Scudder Defined Contribution Services --                     02107-2291
          1-800-323-6105
                                                                       Or Stop by a Scudder Funds Center
          For information about The Scudder Funds, including           Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for             the Scudder Funds Centers. Check for a Funds Center near
          answers to investment questions                              you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470                 Boca Raton     Chicago      San Francisco
                   Investor.Relations@scudder.com                      Boston         New York

          New From Scudder: Pathway Series

          In a complex financial world, Scudder Pathway Series is a refreshingly simple concept. With one investment, Pathway gives you instant access to broad diversification in U.S. markets and across the globe. Select from four Portfolios -- Growth, Balanced, Conservative, or
          International -- each with a distinct investment objective that can match your goals. Each
          Portfolio, rather than investing in individual securities, invests in carefully selected
          Scudder mutual funds.

          The share price of each Pathway Series portfolio will fluctuate and the risk associated with each portfolio is determined by the securities held in each underlying Scudder fund. Contact
          Scudder Investor Services, Inc., Distributor, for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.

                              23-SCUDDER GNMA FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.







This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

62-6-57
MIS06A

                                SCUDDER GNMA FUND

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial highlights for the ten fiscal years ended March 31, 1997

                           Included in Part B of this Registration Statement:

                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the fiscal year ended March 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended March 31, 1996 and March 31, 1997
                                    Financial Highlights for the ten fiscal years ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Amended and Restated Declaration of Trust of the Registrant dated
                                              November 3, 1987.  Electronically filed herein.

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 13, 1990.  Electronically filed herein.

                             2.       (a)(1)  Amended and Restated By-Laws of the Registrant dated
                                              April 5, 1985.  Electronically filed herein.

                                      (a)(2)  Amendment to Amended and Restated By-Laws of the Registrant dated
                                              August 13, 1991.  Electronically filed herein.

                                      (a)(3)  Amendment to Amended and Restated By-Laws of the Registrant dated
                                              November 11, 1991.  Electronically filed herein.

                             3.       Inapplicable.

                             4.       Specimen certificate representing shares of beneficial interest, par value
                                      $.01 per share.  (Incorporated by reference to Exhibit 4 to Post-Effective
                                      Amendment No. 5 to the Registration Statement.)

                             5.       Investment Management Agreement between Registrant and Scudder, Stevens &
                                      Clark, Inc. dated November 14, 1990.  Electronically filed herein.

                             6.       Underwriting Agreement between the Registrant and Scudder Investor
                                      Services, Inc., formerly Scudder Fund Distributors, Inc., dated September
                                      10, 1985. Electronically filed herein.

                                Part C - Page 1

                             7.       Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and Trust Company dated July 3, 1985.  Electronically filed herein.

                                      (a)(2)  Amendment dated August 9, 1988 to Custodian Agreement between the
                                              Registrant and State Street Bank and Trust Company dated July 3,
                                              1985. Electronically filed herein.

                                      (b)     Fee schedule for Exhibit 8(a)(1).  Electronically filed herein.

                                      (c)     Revised fee schedule for Exhibit 8(a)(1).  (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 12 to the
                                              Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.  Electronically filed herein.

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).  (Incorporated by reference to
                                              Exhibit 9(a)(2) to Post-Effective Amendment No. 7 to the
                                              Registration Statement.)

                                      (a)(3)  Revised fee schedule dated October 1, 1995 for Exhibit 9(a)(1).
                                              (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective
                                              Amendment No. 13 to the Registration Statement.)

                                      (a)(4)  Revised fee schedule dated October 1, 1996 for Exhibit 9(a)(1) is filed herein.

                                      (b)(1)  COMPASS Service Agreement between the Registrant and Scudder Trust
                                              Company dated January 1, 1990. Electronically filed herein.

                                      (b)(2)  COMPASS and Trak 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995.
                                              (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective Amendment
                                              No. 13 to the Registration Statement.)

                                      (b)(3)  Fee Schedule for Exhibit 9(b)(1).  Electronically filed herein.

                                      (b)(4)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990.  Electronically filed herein.

                                      (b)(5)  Revised fee schedule dated October 1, 1996 for Exhibit 9(b)(2) is filed herein.

                                      (c)     Fund Accounting Services Agreement between the Registrant and
                                              Scudder Fund Accounting Corporation dated May 9, 1995.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 12 to the Registration Statement.)

                             10.      Opinion of Counsel is filed herein.

                                Part C - Page 2

                             11.      Consent of Independent Accountants is filed herein.

                             12.      Inapplicable.

                             13.      Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                              Electronically filed herein.

                                      (b)     Scudder Individual Retirement Plan.  Electronically filed herein.

                                      (c)     Scudder Funds 403(b) Plan.  Electronically filed herein.

                                      (d)     Scudder Employer-Select 403(b) Plan.  Electronically filed herein.

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                              Electronically filed herein.

                             15.      Inapplicable.

                             16.      Schedule for Computation of Performance Quotation. Electronically filed herein.

                             17.      Financial Data Schedule is filed herein.

                             18.      Inapplicable.

                             Power of Attorney filed as part of the signature page of Post-Effective Amendment
                             No. 8. to the Registration Statement and as part of the signature page of
                             Post-Effective Amendment No.12 to the Registration Statement.


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None.

Item 26.          Number of Holders of Securities (as of June 30, 1997)
--------          -----------------------------------------------------

                                  (1)                           (2)
                            Title of Class         Number of Record Shareholders
                            --------------         -----------------------------

                   Share of beneficial interest,               4,258
                   par value $.01 per share

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV of Registrant's Amended and Restated Declaration of Trust states as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability


                                Part C - Page 3
                  whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time of the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                            (ii) the words "claim," "action," "suit," or
                           "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or

                                Part C - Page 4

                                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ---------------------------------------

Stephen R. Beckwith        Director, Vice President, Treasurer, Chief Operating Officer & Chief Financial Officer,
                                 Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company) +


                                Part C - Page 5

                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Director, Sovereign High Yield Investment Company (investment company)+
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

E. Michael Brown           Director, Chief Administrative Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*


                                Part C - Page 6

                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*


                                Part C - Page 7

                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA Incorporator,
                           Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder, Stevens
                                 & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o


                                Part C - Page 8

                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA


                                Part C - Page 9

         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

                                Part C - Page 10

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     Trustee
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President and Trustee
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Assistant Treasurer
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President
         345 Park Avenue                   Assistant Clerk
         New York, NY  10154

                                Part C - Page 11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  Inapplicable.


                                Part C - Page 12

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of July, 1997.


                                    SCUDDER GNMA FUND

                                    By  /s/Thomas F. McDonough
                                        Thomas F. McDonough, Vice President,
                                        Secretary and Assistant Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                                             DATE
---------                          -----                                             ----
/s/Daniel Pierce
-----------------------------
Daniel Pierce*                     President (Principal Executive Officer)           July 22, 1997
                                   and Trustee

/s/E. Michael Brown
-----------------------------
E. Michael Brown*                  Trustee                                           July 22, 1997


/s/Dawn-Marie Driscoll
-----------------------------
Dawn-Marie Driscoll*               Trustee                                           July 22, 1997


/s/David S. Lee
-----------------------------
David S. Lee*                      Vice President and Trustee                        July 22, 1997


/s/George M. Lovejoy, Jr.
-----------------------------
George M. Lovejoy, Jr.*            Trustee                                           July 22, 1997


/s/Wesley W. Marple, Jr.
-----------------------------
Wesley W. Marple, Jr.*             Trustee                                           July 22, 1997


SIGNATURE                          TITLE                                             DATE
---------                          -----                                             ----


/s/Jean C. Tempel
-----------------------------
Jean C. Tempel*                    Trustee                                           July  22, 1997


/s/Pamela A. McGrath
-----------------------------
Pamela A. McGrath                  Vice President and Treasurer (Principal           July 22, 1997
                                   Financial and Accounting Officer)


*By:     /s/Thomas F. McDonough
         Thomas F. McDonough**

     **  Attorney-in-fact pursuant to a power of
         attorney contained in the signature page of Post-Effective Amendment No. 8 to the
         Registration Statement filed May 29, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective
         Amendment No. 13 to the Registration
         Statement filed herein.

                                                               File No. 2-82632
                                                               File No. 811-3699



                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549



                                    EXHIBITS


                                       TO


                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 14

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 18

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                                SCUDDER GNMA FUND

                                SCUDDER GNMA FUND

                                  EXHIBIT INDEX

                                 Exhibit 1(a)(1)
                                 Exhibit 1(a)(2)

                                 Exhibit 2(a)(1)
                                 Exhibit 2(a)(2)
                                 Exhibit 2(a)(3)

                                    Exhibit 5

                                    Exhibit 6

                                 Exhibit 8(a)(1)
                                 Exhibit 8(a)(2)
                                  Exhibit 8(b)

                                 Exhibit 9(a)(1)
                                Exhibit 9(a)(4)
                                 Exhibit 9(b)(1)
                                Exhibit 9(b)(3)
                                 Exhibit 9(b)(4)
                                Exhibit 9(b)(5)

                                   Exhibit 10

                                   Exhibit 11

                                  Exhibit 14(a)
                                  Exhibit 14(b)
                                  Exhibit 14(c)
                                  Exhibit 14(d)
                                  Exhibit 14(e)

                                   Exhibit 16

                                   Exhibit 17